Supplement dated September 19, 2019

The purpose of this supplement is to provide you with changes to the current Summary Prospectuses, Statutory Prospectuses, and Statements of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Funds listed below:

Invesco Oppenheimer Global Multi-Asset Growth Fund

Invesco Oppenheimer Global Multi-Asset Income Fund

This supplement amends the Summary Prospectuses, Statutory Prospectuses, and Statements of Additional Information for Class A, C, R, Y, R5 and R6 of the above referenced funds (the “Funds”) and is in addition to any other supplement(s).

Effective on or about November 18, 2019, Barings LLC (“Barings”) will no longer serve as the Funds’ sub-adviser. Therefore, any and all references to Barings are hereby removed as of the date set forth above.

You should read this supplement in conjunction with the Summary Prospectuses, Statutory Prospectuses, and Statements of Additional Information and retain it for future reference.

O-GLMAI and O-GLMAG SUP 091919

Statutory Prospectus Supplement dated September 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Oppenheimer Macquarie Global Infrastructure Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

Effective on or about November 18, 2019, the following changes are made to the Statutory Prospectus:

Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust, will no longer serve as the Fund’s sub-adviser. All references to DIFA are hereby removed from the Statutory Prospectus. In addition, at the September 16-18, 2019, Board meetings, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved the name change of Invesco Oppenheimer Macquarie Global Infrastructure Fund to Invesco Oppenheimer Global Infrastructure Fund. Any and all references to Invesco Oppenheimer Macquarie Global Infrastructure Fund are changed to Invesco Oppenheimer Global Infrastructure Fund in the Statutory Prospectus.

The following information replaces in its entirety the fourth paragraph appearing under the heading “FUND SUMMARY – Principal Investment Strategies of the Fund” in the prospectus:

“Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s adviser and Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s Sub-Adviser. The Adviser and the Sub-Adviser are responsible for the day-to-day investment management of the Fund’s assets and employ the Fund’s portfolio managers. The portfolio managers analyze infrastructure companies to determine the quality of the infrastructure assets that are owned, operated, or managed by these companies and that therefore underpin these companies’ cash flow and growth. The portfolio managers also analyze companies through review of key sources of revenue, growth potential, management quality and the potential for competition. Preference is given to securities that the portfolio managers believe exhibit stability in earnings and a positive earnings outlook. The portfolio managers generally develop a target valuation for each company using, among other things, proprietary models and fundamental analysis. This information is then used to construct a portfolio diversified by country and infrastructure subsector. The portfolio managers may sell a security under a variety of circumstances, such as a change in, for example, a company’s revenue, earnings, assets, liabilities and growth, or due to a shift in market conditions.”

The following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund
Darin Turner	Portfolio Manager (lead)	2019
Mark Blackburn	Portfolio Manager	2019
James Cowen	Portfolio Manager	2019
Paul Curbo	Portfolio Manager	2019
Grant Jackson	Portfolio Manager	2019
Joe Rodriguez, Jr.	Portfolio Manager	2019
Ping-Ying Wang	Portfolio Manager	2019”

O-MQGLI-SUP 092019	1

The following information replaces the second paragraph appearing under the heading “FUND MANAGEMENT – The Adviser(s)” in the prospectus:

“Sub-Advisers: Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Darin Turner (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2005.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1998.

•

James Cowen, Portfolio Manager, who has been responsible for the Fund since 2019. He has been a member of Invesco’s Listed Real Assets Team since 2001 and has been associated with Invesco Asset Management and/or its affiliates since 2001.

•	Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1998.

•	Grant Jackson, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2005.

•	Joe Rodriguez, Jr., Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1990.

•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1998.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

O-MQGLI-SUP 092019	2

Statutory Prospectus Supplement dated September 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Macquarie Global Infrastructure Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

Effective on or about November 18, 2019, the following changes are made to the Statutory Prospectus:

Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust, will no longer serve as the Fund’s sub-adviser. All references to DIFA are hereby removed from the Statutory Prospectus. In addition, at the September 16-18, 2019, Board meetings, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved the name change of Invesco Oppenheimer Macquarie Global Infrastructure Fund to Invesco Oppenheimer Global Infrastructure Fund. Any and all references to Invesco Oppenheimer Macquarie Global Infrastructure Fund are changed to Invesco Oppenheimer Global Infrastructure Fund in the Statutory Prospectus.

The following information replaces in its entirety the fourth paragraph appearing under the heading “FUND SUMMARIES – INVESCO OPPENHEIMER MACQUARIE GLOBAL INFRASTRUCTURE FUND - Principal Investment Strategies of the Fund” in the prospectus:

“Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s adviser and Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s Sub-Adviser. The Adviser and the Sub-Adviser are responsible for the day-to-day investment management of the Fund’s assets and employ the Fund’s portfolio managers. The portfolio managers analyze infrastructure companies to determine the quality of the infrastructure assets that are owned, operated, or managed by these companies and that therefore underpin these companies’ cash flow and growth. The portfolio managers also analyze companies through review of key sources of revenue, growth potential, management quality and the potential for competition. Preference is given to securities that the portfolio managers believe exhibit stability in earnings and a positive earnings outlook. The portfolio managers generally develop a target valuation for each company using, among other things, proprietary models and fundamental analysis. This information is then used to construct a portfolio diversified by country and infrastructure subsector. The portfolio managers may sell a security under a variety of circumstances, such as a change in, for example, a company’s revenue, earnings, assets, liabilities and growth, or due to a shift in market conditions.”

The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – INVESCO OPPENHEIMER MACQUARIE GLOBAL INFRASTRUCTURE FUND - Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund
Darin Turner	Portfolio Manager (lead)	2019
Mark Blackburn	Portfolio Manager	2019
James Cowen	Portfolio Manager	2019
Paul Curbo	Portfolio Manager	2019
Grant Jackson	Portfolio Manager	2019
Joe Rodriguez, Jr.	Portfolio Manager	2019
Ping-Ying Wang	Portfolio Manager	2019”

O-AIF 1031-SUP 092019	1

The following information replaces in its entirety the second and third paragraphs appearing under the heading “FUND MANAGEMENT – The Adviser(s)” in the prospectus:

“Sub-Advisers. Invesco Asset Management Limited (Invesco Asset Management) serves as Invesco Oppenheimer Global Infrastructure Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.”

The following information replaces in its entirety the first and second paragraphs appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“Investment management decisions for Invesco Oppenheimer Global Infrastructure Fund are made by the investment management teams at Invesco and Invesco Asset Management.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Oppenheimer Macquarie Global Infrastructure Fund” in the prospectus:

•	“Darin Turner (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2005.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1998.

•

James Cowen, Portfolio Manager, who has been responsible for the Fund since 2019. He has been a member of Invesco’s Listed Real Assets Team since 2001 and has been associated with Invesco Asset Management and/or its affiliates since 2001.

•	Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1998.

•	Grant Jackson, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2005.

•	Joe Rodriguez, Jr., Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1990.

•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1998.”

O-AIF 1031-SUP 092019	2

Statement of Additional Information Supplement dated September 19, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Macquarie Global Infrastructure Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

Effective on or about November 18, 2019, the following changes are made to the Statement of Additional Information:

Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust, will no longer serve as the Fund’s sub-adviser. All references to DIFA are hereby removed from the Statement of Additional Information. In addition, at the September 16-18, 2019, Board meetings, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved the name change of Invesco Oppenheimer Macquarie Global Infrastructure Fund to Invesco Oppenheimer Global Infrastructure Fund. Any and all references to Invesco Oppenheimer Macquarie Global Infrastructure Fund are changed to Invesco Oppenheimer Global Infrastructure Fund.

The following information replaces “Delaware Investments Fund Advisers (DIFA)” appearing in the table under the heading “Proxy Voting Policies” in the Statement of Additional Information: “Invesco Advisers, Inc.”

The following information replaces the information appearing in the table under the heading “PORTFOLIO MANAGERS – Portfolio Managers Fund Holdings and Information on Other Managed Accounts – Investments – Oppenheimer Macquarie Global Infrastructure Fund” in Appendix H of the Statement of Additional Information:

“Investments

The following information is as of August 31, 2019 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Oppenheimer Global Infrastructure Fund
Darin Turner[1]	None
Mark Blackburn[1]	None
James Cowen[1],2	None
Paul Curbo[1]	None
Grant Jackson [1]	None
Joe Rodriguez, Jr.[1]	None
Ping-Ying Wang[1]	None”

[1]	The portfolio managers will begin serving on the Fund effective November 18, 2019. Information for the portfolio managers has been provided as of August 31, 2019.
[2]	Shares of the Fund are not sold in the United Kingdom, where the portfolio manager is domiciled. Accordingly, the portfolio manager may not invest in the Fund.

O-AIF-SOAI-1031 SUP 092019	1

The following information replaces the information appearing in the table under the heading “PORTFOLIO MANAGERS – Portfolio Managers Fund Holdings and Information on Other Managed Accounts – Asset Managed – Oppenheimer Macquarie Global Infrastructure Fund” in Appendix H of the Statement of Additional Information:

“Assets Managed

The following information is as of August 31, 2019 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Oppenheimer Global Infrastructure Fund
Darin Turner[1]	10	$5,307.0	2	$1,021.9	28	$8,814.9
Mark Blackburn[1]	10	$5,307.0	2	$1,021.9	28	$8,814.9
James Cowen[1]	9	$5,216.7	2	$1,021.9	28	$8,814.9
Paul Curbo[1]	10	$5,307.0	2	$1,021.9	28	$8,814.9
Grant Jackson [1]	10	$5,307.0	2	$1,021.9	28	$8,814.9
Joe Rodriguez, Jr.[1]	10	$5,307.0	2	$1,021.9	28	$8,814.9
Ping-Ying Wang[1]	10	$5,307.0	2	$1,021.9	28	$8,814.9	”

O-AIF-SOAI-1031 SUP 092019	2